Income taxes and mining tax credits	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Income taxes and mining tax credits [Text Block]
10.	Income taxes and mining tax credits

The actual income tax provision differs from the expected amounts calculated by applying the Canadian combined statutory federal and provincial corporate income tax rates to the Company’s loss before income taxes.The components of the Company’s income tax recovery are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
	$	$
Income (loss) before income taxes	1,150,637	(683,299)

Statutory tax rate	27%	26%
Expected income tax expense (recovery) at the statutory
tax rate	310,672	(177,658)
Items not deductible for tax and other	618,099	110,724
Change in valuation allowance	(928,771)	199,596
Income tax recovery	-	-

The Company has the following deferred tax assets and liabilities:

	December 31,	December 31,
	2018	2017
	$	$
Federal investment tax credits	654,183	663,144
Exploration and evaluation assets	1,832,035	3,804,616
Non-capital loss carryforwards	4,742,207	4,126,349
Marketable securities	450,106	-
Other	71,906	85,439
Valuation allowance	(7,750,437)	(8,679,208)
	-	-

The tax pools relating to these deferred tax assets expire as follows:

				Canadian federal
	Canadian			investment tax credit
	resource pools	Non-capital losses	Other	losses
	$	$	$	$
2025	-	-	-	25,187
2026	-	1,664,306	-	92,277
2027	-	3,323,364	-	58,467
2028	-	2,559,941	-	237,882
2029	-	2,621,029	-	249,331
2030	-	2,388,895	-	-
2031	-	1,392,745	-	-
2032	-	818,329	-	-
2033	-	202,411	-	-
2034	-	266,149	-	-
2035	-	173,814	-	-
2036	-	152,243	-	-
2037	-	307,139	-	-
2038	-	1,693,154	-	-
No expiry	9,118,585	-	336,763	-
	9,118,585	17,560,841	336,763	663,144